BASIC AND DILUTED NET LOSS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Losses per Share
The following table sets forth the computation of basic and diluted losses per share:

	Six months ended
	June 30, 2022	June 30, 2021
	(Unaudited)	(Unaudited)
Numerator:

Net loss for basic and diluted loss per share	$(46,709)	$(43,774)

Denominator:

Weighted average number of Class A ordinary and preferred shares used in computing basic and diluted net loss per share	290,975,091	196,367,365

Basic and diluted net loss per Class A ordinary and preferred shares	$(0.16)	$(0.22)